Performance Management - Arrow Dow Jones Global Yield ETF	May 29, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year for the past ten years. The performance table compares the performance of the Shares over time to the performance of the Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year for the past ten years.
Bar Chart [Heading]	Total Return (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	12/31/2020	21.16%
Worst Quarter	3/31/2020	(38.21)%
The year-to-date return as of the most recent calendar quarter which ended March 31, 2026 was 5.24%.
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	5.24%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.16%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(38.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (as of December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes	14.72%	7.53%	4.77%
Return after Taxes on Distributions	11.34%	4.74%	1.97%
Return after Taxes on Distributions and Sale of Fund Shares	9.22%	4.81%	2.51%
Dow Jones Global Composite Yield Index(1)	14.87%	8.86%	6.05%
(1)	The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components. Investors cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.ArrowFunds.com
Performance Availability Phone [Text]	1-877-277-6933 (1-877-ARROW-FD)